Derivatives and fair value measurements - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap	$ (399)	$ (420)
Interest rate swap	6,041
Currency contracts	(683)
Fuel pricing contracts	(12,408)	22,416
Total	(7,449)	21,996
Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap	(399)	(420)
Interest rate swap	6,041
Currency contracts	(683)
Fuel pricing contracts	(12,408)	22,416
Total	$ (7,449)	$ 21,996